Accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued interest payable	$ 1,557	$ 972
Payroll liabilities	11,973	15,360
Liabilities related to short-term rentals	2,405	423
Dividends payable	1,030	500
Income and other taxes payable	38	1,749
Other	557	153
Accrued liabilities	$ 17,560	$ 19,157